UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     H Partners Management, LLC

Address:  888 Seventh Avenue, 29th Floor
          New York, New York 10019

13F File Number: 028-13040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Lloyd Blumberg
Title:  Chief Operating Officer
Phone:  (212) 265-4200


Signature, Place and Date of Signing:

 /s/  Lloyd Blumberg           New York, New York           February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total: $558,294
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number              Name
---      --------------------              ----

1        028-13041                         H Partners, LP
2        028-XXXXX                         H Offshore Fund, Ltd.
3        028-XXXXX                         H partners Phoenix SPV Fund LP

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                      COLUMN  2   COLUMN 3    COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8

                              TITLE OF                VALUE     SHRS OR     SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                CLASS       CUSIP       (X$1000)  PRN AMT     PRN CALL   DISCRETION  MANAGERS   SOLE     SHARED  NONE
BOYD GAMING CORP              COM         103304101    32,860   3,100,000   SH         DEFINED       1,2    3,100,000
CF INDS HLDGS INC             COM         125269100    27,030     200,000   SH         DEFINED       1,2      200,000
FOSTER WHEELER AG             COM         H27178104    32,794     950,000   SH         DEFINED       1,2      950,000
GRACE W R & CO DEL NEW        COM         38388F108    28,104     800,000   SH         DEFINED       1,2      800,000
LEAP WIRELESS INTL INC        COM NEW     521863308    45,975   3,750,000   SH         DEFINED       1,2    3,750,000
LYONDELLBASELL INDUSTRIES N   SHS - A -   N53745100     6,880     200,000   SH         DEFINED       1,2      200,000
M D C HLDGS INC               COM         552676108     5,754     200,000   SH         DEFINED       1,2      200,000
PULTE GROUP INC               COM         745867101     6,392     850,000   SH         DEFINED       1,2      850,000
ROWAN COS INC                 COM         779382100    10,473     300,000   SH         DEFINED       1,2      300,000
SIX FLAGS ENTMT CORP NEW      COM         83001A102   362,032   6,654,999   SH         DEFINED     1,2,3    6,654,999

SK 26251 0001 1166513